Distribution Date:	08/17/26	BBCMS Mortgage Trust 2020-C7
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	7		Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Balances	8		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		David Rodgers	(212) 230-9025
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05492VAA3	1.079000%	13,198,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05492VAB1	2.021000%	115,000,000.00	101,637,237.36	0.00	171,174.05	0.00	0.00	171,174.05	101,637,237.36	30.36%	30.00%
A-3	05492VAD7	2.007000%	38,000,000.00	38,000,000.00	0.00	63,555.00	0.00	0.00	63,555.00	38,000,000.00	30.36%	30.00%
A-4	05492VAE5	1.786000%	75,000,000.00	75,000,000.00	0.00	111,625.00	0.00	0.00	111,625.00	75,000,000.00	30.36%	30.00%
A-5	05492VAF2	2.037000%	270,000,000.00	270,000,000.00	0.00	458,325.00	0.00	0.00	458,325.00	270,000,000.00	30.36%	30.00%
A-SB	05492VAC9	2.029000%	26,000,000.00	19,980,532.21	362,831.36	33,783.75	0.00	0.00	396,615.11	19,617,700.85	30.36%	30.00%
A-S	05492VAJ4	2.444000%	89,214,000.00	89,214,000.00	0.00	181,699.18	0.00	0.00	181,699.18	89,214,000.00	18.04%	18.38%
B	05492VAK1	3.152000%	28,778,000.00	28,778,000.00	0.00	75,590.21	0.00	0.00	75,590.21	28,778,000.00	14.06%	14.63%
C	05492VAL9	3.692252%	28,779,000.00	28,779,000.00	0.00	88,549.42	0.00	0.00	88,549.42	28,779,000.00	10.09%	10.88%
D	05492VAM7	3.692252%	33,574,000.00	33,574,000.00	0.00	91,439.31	0.00	0.00	91,439.31	33,574,000.00	5.45%	6.50%
E	05492VAQ8	2.250000%	15,349,000.00	15,349,000.00	0.00	0.00	0.00	0.00	0.00	15,349,000.00	3.33%	4.50%
F*	05492VAT2	2.250000%	7,674,000.00	7,674,000.00	0.00	0.00	0.00	0.00	0.00	7,674,000.00	2.27%	3.50%
G	05492VAW5	2.250000%	26,860,708.00	16,430,426.63	0.00	0.00	0.00	0.00	0.00	16,430,426.63	0.00%	0.00%
RRC	BCC2NSMU9	3.692252%	32,308,892.57	30,498,137.24	15,275.31	90,225.15	0.00	0.00	105,500.46	30,482,861.93	0.00%	0.00%
RRI	BM0053612929	3.692252%	8,081,987.66	7,629,031.80	3,821.08	22,569.59	0.00	0.00	26,390.67	7,625,210.72	0.00%	0.00%
R	05492VBM6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05492VBQ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			807,817,588.23	762,543,365.24	381,927.75	1,388,535.66	0.00	0.00	1,770,463.41	762,161,437.49

X-A	05492VAG0	1.698356%	537,198,000.00	504,617,769.58	0.00	714,183.68	0.00	0.00	714,183.68	504,254,938.21
X-B	05492VAH8	1.075572%	117,992,000.00	117,992,000.00	0.00	105,757.40	0.00	0.00	105,757.40	117,992,000.00
X-E	05492VBC8	1.442252%	15,349,000.00	15,349,000.00	0.00	18,447.60	0.00	0.00	18,447.60	15,349,000.00
X-F	05492VBF1	1.442252%	7,674,000.00	7,674,000.00	0.00	9,223.20	0.00	0.00	9,223.20	7,674,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	05492VBJ3	1.442252%	26,860,708.00	16,430,426.63	0.00	19,747.34	0.00	0.00	19,747.34	16,430,426.63
Notional SubTotal			705,073,708.00	662,063,196.21	0.00	867,359.22	0.00	0.00	867,359.22	661,700,364.84

Deal Distribution Total					381,927.75	2,255,894.88	0.00	0.00	2,637,822.63

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05492VAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05492VAB1	883.80206400	0.00000000	1.48847000	0.00000000	0.00000000	0.00000000	0.00000000	1.48847000	883.80206400
A-3	05492VAD7	1,000.00000000	0.00000000	1.67250000	0.00000000	0.00000000	0.00000000	0.00000000	1.67250000	1,000.00000000
A-4	05492VAE5	1,000.00000000	0.00000000	1.48833333	0.00000000	0.00000000	0.00000000	0.00000000	1.48833333	1,000.00000000
A-5	05492VAF2	1,000.00000000	0.00000000	1.69750000	0.00000000	0.00000000	0.00000000	0.00000000	1.69750000	1,000.00000000
A-SB	05492VAC9	768.48200808	13.95505231	1.29937500	0.00000000	0.00000000	0.00000000	0.00000000	15.25442731	754.52695577
A-S	05492VAJ4	1,000.00000000	0.00000000	2.03666667	0.00000000	0.00000000	0.00000000	0.00000000	2.03666667	1,000.00000000
B	05492VAK1	1,000.00000000	0.00000000	2.62666655	0.00000000	0.00000000	0.00000000	0.00000000	2.62666655	1,000.00000000
C	05492VAL9	1,000.00000000	0.00000000	3.07687619	0.00000000	0.00000000	0.00000000	0.00000000	3.07687619	1,000.00000000
D	05492VAM7	1,000.00000000	0.00000000	2.72351552	0.35336093	1.92296569	0.00000000	0.00000000	2.72351552	1,000.00000000
E	05492VAQ8	1,000.00000000	0.00000000	0.00000000	1.87500033	14.36069190	0.00000000	0.00000000	0.00000000	1,000.00000000
F	05492VAT2	1,000.00000000	0.00000000	0.00000000	1.87500000	38.37744592	0.00000000	0.00000000	0.00000000	1,000.00000000
G	05492VAW5	611.69000571	0.00000000	0.00000000	1.14691876	60.26122357	0.00000000	0.00000000	0.00000000	611.69000571
RRC	BCC2NSMU9	943.95489334	0.47278965	2.79257947	0.11185280	2.91359507	0.00000000	0.00000000	3.26536912	943.48210370
RRI	BM0053612929	943.95489339	0.47278964	2.79257912	0.11185244	2.91359019	0.00000000	0.00000000	3.26536876	943.48210376
R	05492VBM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05492VBQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05492VAG0	939.35154185	0.00000000	1.32946079	0.00000000	0.00000000	0.00000000	0.00000000	1.32946079	938.67612726
X-B	05492VAH8	1,000.00000000	0.00000000	0.89630992	0.00000000	0.00000000	0.00000000	0.00000000	0.89630992	1,000.00000000
X-E	05492VBC8	1,000.00000000	0.00000000	1.20187634	0.00000000	0.00000000	0.00000000	0.00000000	1.20187634	1,000.00000000
X-F	05492VBF1	1,000.00000000	0.00000000	1.20187647	0.00000000	0.00000000	0.00000000	0.00000000	1.20187647	1,000.00000000
X-G	05492VBJ3	611.69000571	0.00000000	0.73517571	0.00000000	0.00000000	0.00000000	0.00000000	0.73517571	611.69000571

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	171,174.05	0.00	171,174.05	0.00	0.00	0.00	171,174.05	0.00
A-3	07/01/26 - 07/30/26	30	0.00	63,555.00	0.00	63,555.00	0.00	0.00	0.00	63,555.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	111,625.00	0.00	111,625.00	0.00	0.00	0.00	111,625.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	458,325.00	0.00	458,325.00	0.00	0.00	0.00	458,325.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	33,783.75	0.00	33,783.75	0.00	0.00	0.00	33,783.75	0.00
X-A	07/01/26 - 07/30/26	30	0.00	714,183.68	0.00	714,183.68	0.00	0.00	0.00	714,183.68	0.00
X-B	07/01/26 - 07/30/26	30	0.00	105,757.40	0.00	105,757.40	0.00	0.00	0.00	105,757.40	0.00
A-S	07/01/26 - 07/30/26	30	0.00	181,699.18	0.00	181,699.18	0.00	0.00	0.00	181,699.18	0.00
B	07/01/26 - 07/30/26	30	0.00	75,590.21	0.00	75,590.21	0.00	0.00	0.00	75,590.21	0.00
C	07/01/26 - 07/30/26	30	0.00	88,549.42	0.00	88,549.42	0.00	0.00	0.00	88,549.42	0.00
X-E	07/01/26 - 07/30/26	30	0.00	18,447.60	0.00	18,447.60	0.00	0.00	0.00	18,447.60	0.00
X-F	07/01/26 - 07/30/26	30	0.00	9,223.20	0.00	9,223.20	0.00	0.00	0.00	9,223.20	0.00
X-G	07/01/26 - 07/30/26	30	0.00	19,747.34	0.00	19,747.34	0.00	0.00	0.00	19,747.34	0.00
D	07/01/26 - 07/30/26	30	52,536.26	103,303.05	0.00	103,303.05	11,863.74	0.00	0.00	91,439.31	64,561.65
E	07/01/26 - 07/30/26	30	191,284.23	28,779.38	0.00	28,779.38	28,779.38	0.00	0.00	0.00	220,422.26
F	07/01/26 - 07/30/26	30	279,595.53	14,388.75	0.00	14,388.75	14,388.75	0.00	0.00	0.00	294,508.52
G	07/01/26 - 07/30/26	30	1,584,880.43	30,807.05	0.00	30,807.05	30,807.05	0.00	0.00	0.00	1,618,659.13
RRC	07/01/26 - 07/30/26	30	90,243.52	93,839.00	0.00	93,839.00	3,613.84	0.00	0.00	90,225.15	94,135.03
RRI	07/01/26 - 07/30/26	30	22,574.15	23,473.59	0.00	23,473.59	903.99	0.00	0.00	22,569.59	23,547.60
Totals			2,221,114.12	2,346,251.65	0.00	2,346,251.65	90,356.75	0.00	0.00	2,255,894.88	2,315,834.19

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount	2,637,822.63
Non-VRR Interest Available Funds (1)	2,505,931.50
VRR Interest Available Funds (1)	131,891.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,357,680.92	Master Servicing Fee	3,451.23
Interest Reductions due to Nonrecoverability Determination	(52,148.73)	Certificate Administrator Fee	5,958.39
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	327.48
ARD Interest	0.00	Operating Advisor Fee	1,165.84
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,305,532.19	Total Fees	11,395.99

Principal		Expenses/Reimbursements
Scheduled Principal	381,927.75	Reimbursement for Interest on Advances	79.44
Unscheduled Principal Collections		ASER Amount	30,161.92
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	381,927.75	Total Expenses/Reimbursements	38,241.36

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,255,894.88
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	381,927.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,637,822.63
Total Funds Collected	2,687,459.94	Total Funds Distributed	2,687,459.98

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	762,543,365.24	762,543,365.24	Beginning Certificate Balance	762,543,365.24
(-) Scheduled Principal Collections	381,927.75	381,927.75	(-) Principal Distributions	381,927.75
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	762,161,437.49	762,161,437.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	763,025,359.54	763,025,359.54	Ending Certificate Balance	762,161,437.49
Ending Actual Collateral Balance	762,617,539.91	762,617,539.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	14,706,839.35	1.93%	42	3.9406	NAP	Defeased	5	14,706,839.35	1.93%	42	3.9406	NAP
4,999,999 or less	12	37,998,143.84	4.99%	42	3.8763	2.633867	1.59 or less	13	248,895,641.60	32.66%	18	3.5726	0.790328
5,000,000 to 9,999,999	8	60,620,392.89	7.95%	42	3.8897	2.252318	1.60 to 1.69	0	0.00	0.00%	0	0.0000	0.000000
10,000,000 to 19,999,999	9	125,029,074.46	16.40%	35	3.8904	1.767091	1.70 to 1.79	3	18,873,579.83	2.48%	42	4.2395	1.746230
20,000,000 to 29,999,999	6	129,150,000.00	16.95%	31	3.5736	1.926070	1.80 to 1.89	4	144,097,375.55	18.91%	43	3.4864	1.840912
30,000,000 to 39,999,999	3	105,983,611.40	13.91%	22	3.6967	2.065264	1.90 to 1.99	2	17,475,000.00	2.29%	42	3.8191	1.919679
40,000,000 to 49,999,999	4	178,673,375.55	23.44%	43	3.6381	2.891249	2.00 to 2.49	4	65,712,483.35	8.62%	32	3.7495	2.175536
50,000,000 or greater	2	110,000,000.00	14.43%	8	2.8268	1.167955	2.50 to 2.99	5	37,640,517.81	4.94%	18	3.9896	2.701133
Totals	49	762,161,437.49	100.00%	31	3.5973	2.093068	3.00 or greater	13	214,760,000.00	28.18%	39	3.4871	3.711774
							Totals	49	762,161,437.49	100.00%	31	3.5973	2.093068
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	14,706,839.35	1.93%	42	3.9406	NAP	Totals	144	762,161,437.49	100.00%	31	3.5973	2.093068
Alabama	1	1,169,285.83	0.15%	43	3.4540	3.945800
									Property Type³
Arizona	11	31,867,110.09	4.18%	42	3.7680	3.265147
California	9	276,043,611.40	36.22%	18	3.3037	1.400552		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	2	17,113,690.75	2.25%	41	3.9280	(0.606502)		Properties	Balance	Agg. Bal.			DSCR¹
Florida	6	18,817,340.20	2.47%	42	3.7395	3.449569	Defeased	5	14,706,839.35	1.93%	42	3.9406	NAP
Georgia	2	4,999,222.03	0.66%	43	3.4540	3.945800	Industrial	16	46,381,243.44	6.09%	43	3.8140	1.867700
Hawaii	1	4,540,000.00	0.60%	42	3.6200	3.651200	Mixed Use	12	40,249,576.91	5.28%	29	3.5018	1.639932
Indiana	3	5,712,318.34	0.75%	43	3.6053	3.806065	Mobile Home Park	7	12,918,572.50	1.69%	41	4.1529	2.711682
Kansas	1	3,094,756.49	0.41%	43	3.4540	3.945800	Multi-Family	29	225,829,053.29	29.63%	8	3.5264	1.449636
Kentucky	2	5,608,630.16	0.74%	43	4.1000	2.853800	Office	15	208,428,660.88	27.35%	42	3.4526	2.015816
Michigan	17	52,540,323.31	6.89%	43	3.7036	2.052452	Retail	33	86,473,102.86	11.35%	42	3.8284	2.148636
Minnesota	2	2,107,289.25	0.28%	43	4.0310	3.019647	Self Storage	27	127,174,388.28	16.69%	42	3.6586	2.949451
Nevada	3	16,644,315.15	2.18%	42	3.7167	3.702869	Totals	144	762,161,437.49	100.00%	31	3.5973	2.093068
New Jersey	1	4,130,750.82	0.54%	43	3.9800	1.072000
New York	36	125,779,844.48	16.50%	30	3.7171	1.741145
North Carolina	3	4,173,020.07	0.55%	43	3.4540	3.945800
Ohio	1	7,967,360.48	1.05%	44	3.7000	1.547400
Oregon	1	4,101,505.37	0.54%	42	4.3200	1.709300
Pennsylvania	4	6,707,639.65	0.88%	43	3.4540	3.945800
South Carolina	17	57,636,875.15	7.56%	43	3.8855	1.770467
Texas	9	20,463,363.65	2.68%	42	3.8331	2.943592
Virginia	1	8,502,483.35	1.12%	43	3.8000	2.127000
Washington	3	60,116,000.00	7.89%	42	3.7836	3.128186
Wisconsin	3	7,617,862.14	1.00%	43	3.4540	3.945800

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	14,706,839.35	1.93%	42	3.9406	NAP	Defeased	5	14,706,839.35	1.93%	42	3.9406	NAP
	3.2499% or less	4	143,700,000.00	18.85%	16	2.8887	1.706534	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.2500% to 3.7499%	15	301,153,103.96	39.51%	37	3.5790	2.814100	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 3.9999%	11	192,332,764.83	25.24%	27	3.8188	1.678123	25 months or greater	44	747,454,598.14	98.07%	31	3.5906	2.100805
	4.0000% to 4.2499%	9	98,039,556.03	12.86%	41	4.1076	1.347858	Totals	49	762,161,437.49	100.00%	31	3.5973	2.093068
	4.2500% to 4.4999%	2	9,186,600.82	1.21%	43	4.2813	1.737087
	4.5000% to 4.7499%	1	1,243,572.50	0.16%	42	4.6500	2.674900
	4.7500% or greater	2	1,799,000.00	0.24%	43	4.7603	1.871586
	Totals	49	762,161,437.49	100.00%	31	3.5973	2.093068
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	14,706,839.35	1.93%	42	3.9406	NAP	Defeased	5	14,706,839.35	1.93%	42	3.9406	NAP
	80 months or less	44	747,454,598.14	98.07%	31	3.5906	2.100805	Interest Only	28	516,194,000.00	67.73%	26	3.4754	2.336290
81 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	355 months or less	16	231,260,598.14	30.34%	42	3.8477	1.575182
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	762,161,437.49	100.00%	31	3.5973	2.093068	Totals	49	762,161,437.49	100.00%	31	3.5973	2.093068
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	14,706,839.35	1.93%	42	3.9406	NAP			No outstanding loans in this group
Underwriter's Information		3	45,000,000.00	5.90%	7	3.4521	3.353333
	12 months or less	37	546,452,466.06	71.70%	41	3.6668	2.238357
	13 months to 24 months	3	141,792,132.08	18.60%	2	3.3029	1.180271
	25 months or greater	1	14,210,000.00	1.86%	44	3.9700	2.030100
	Totals	49	762,161,437.49	100.00%	31	3.5973	2.093068
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	323661001	MF	San Francisco	CA	30/360	2.725%	136,228.50	0.00	0.00	N/A	12/09/24	--	60,000,000.00	60,000,000.00	08/09/26
2	883101072	OF	San Francisco	CA	Actual/360	2.950%	126,992.36	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	08/06/26
2A	323661002				Actual/360	2.950%	25,398.47	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	08/06/26
3	303161374	MF	Tiburon	CA	Actual/360	3.750%	113,020.83	0.00	0.00	N/A	03/08/25	10/08/26	35,000,000.00	35,000,000.00	07/08/26
3A	303161376				Actual/360	3.750%	48,437.50	0.00	0.00	N/A	03/08/25	10/08/26	15,000,000.00	15,000,000.00	07/08/26
4	323661004	SS	Various	MI	Actual/360	3.710%	149,745.61	80,678.78	0.00	N/A	03/01/30	--	46,872,810.86	46,792,132.08	08/01/26
5	323661005	IN	Various	SC	Actual/360	3.814%	152,586.56	78,457.01	0.00	N/A	03/01/30	--	46,459,700.48	46,381,243.47	08/01/26
6	303161364	Various Various		Various	Actual/360	3.454%	133,842.50	0.00	0.00	N/A	03/01/30	--	45,000,000.00	45,000,000.00	08/01/26
7	323661007	SS	Various	Various	Actual/360	3.558%	124,085.25	0.00	0.00	N/A	02/01/30	--	40,500,000.00	40,500,000.00	08/01/26
8	323661008	Various Various		NY	Actual/360	3.480%	59,933.33	0.00	0.00	N/A	03/10/27	--	20,000,000.00	20,000,000.00	08/10/26
8A	323661108				Actual/360	3.480%	59,933.33	0.00	0.00	N/A	03/10/27	--	20,000,000.00	20,000,000.00	08/10/26
9	323661009	OF	Seattle	WA	Actual/360	3.699%	125,806.49	0.00	0.00	01/06/30	09/06/33	--	39,500,000.00	39,500,000.00	08/06/26
10	303161363	OF	Thousand Oaks	CA	Actual/360	3.635%	98,757.06	66,765.63	0.00	N/A	02/06/30	--	31,550,377.03	31,483,611.40	08/06/26
11	323661011	OF	Santa Monica	CA	Actual/360	3.150%	64,286.25	0.00	0.00	N/A	04/05/30	--	23,700,000.00	23,700,000.00	08/05/26
12	323661012	MF	Brooklyn	NY	Actual/360	3.829%	75,835.47	0.00	0.00	N/A	01/05/30	--	23,000,000.00	23,000,000.00	08/05/26
13	323661013	MU	New York	NY	Actual/360	3.486%	64,389.32	0.00	0.00	N/A	12/08/29	--	21,450,000.00	21,450,000.00	08/08/26
14	883101079	RT	San Francisco	CA	Actual/360	4.040%	73,056.67	0.00	0.00	N/A	12/06/29	--	21,000,000.00	21,000,000.00	08/06/26
15	307331206	MF	Astoria	NY	Actual/360	4.070%	58,879.33	0.00	0.00	N/A	12/06/29	--	16,800,000.00	16,800,000.00	08/06/26
16	883101071	MF	Los Angeles	CA	Actual/360	3.770%	53,890.06	0.00	0.00	N/A	02/06/30	--	16,600,000.00	16,600,000.00	08/06/26
17	303161359	OF	Englewood	CO	Actual/360	3.910%	0.00	0.00	0.00	N/A	01/01/30	--	15,488,442.75	15,488,442.75	08/01/24
19	303161369	MF	Bronx	NY	Actual/360	3.970%	48,578.46	0.00	0.00	N/A	04/01/30	--	14,210,000.00	14,210,000.00	04/01/24
20	28002362	MF	Seattle	WA	Actual/360	4.130%	49,789.44	0.00	0.00	N/A	03/06/30	--	14,000,000.00	14,000,000.00	08/06/26
21	307331201	RT	West Columbia	SC	Actual/360	4.180%	40,592.68	21,852.19	0.00	N/A	02/06/30	--	11,277,483.90	11,255,631.71	08/06/26
22	323661022	MH	Various	Various	Actual/360	4.100%	41,219.24	0.00	0.00	N/A	01/01/30	--	11,675,000.00	11,675,000.00	08/01/26
23	300572088	OF	Manassas	VA	Actual/360	3.800%	27,904.06	25,073.74	0.00	N/A	03/06/30	--	8,527,557.09	8,502,483.35	08/06/26
24	28002339	RT	Various	TX	Actual/360	4.200%	35,083.67	13,573.54	0.00	N/A	01/06/30	--	9,700,552.55	9,686,979.01	08/06/26
25	323661025	SS	Merced	CA	Actual/360	3.590%	30,141.04	0.00	0.00	N/A	02/05/30	--	9,750,000.00	9,750,000.00	08/05/26
26	323661026	OF	Cincinnati	OH	Actual/360	3.700%	25,428.53	13,695.52	0.00	N/A	04/01/30	--	7,981,056.00	7,967,360.48	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	323661027	SS	Phoenix	AZ	Actual/360	3.790%	24,803.44	0.00	0.00	N/A	01/01/30	--	7,600,000.00	7,600,000.00	08/01/26
28	323661028	OF	Albany	NY	Actual/360	3.880%	21,493.15	13,090.30	0.00	N/A	02/01/30	--	6,432,934.74	6,419,844.44	08/01/26
30	307331210	MF	Elizabethtown	KY	Actual/360	4.100%	19,840.29	10,963.61	0.00	N/A	03/06/30	--	5,619,593.77	5,608,630.16	08/06/26
31	28002328	MH	Sanford	FL	Actual/360	4.005%	16,647.85	9,625.85	0.00	N/A	02/06/30	--	4,827,213.56	4,817,587.71	08/06/26
32	323661032	OF	Various	FL	Actual/360	4.250%	18,639.04	7,925.71	0.00	N/A	03/01/30	--	5,093,021.16	5,085,095.45	08/01/26
33	28002353	SS	Hubbard	OR	Actual/360	4.320%	15,286.54	7,779.62	0.00	N/A	02/06/30	--	4,109,284.99	4,101,505.37	08/06/26
34	323661034	SS	Honolulu	HI	Actual/360	3.620%	14,152.19	0.00	0.00	N/A	02/01/30	--	4,540,000.00	4,540,000.00	08/01/26
35	323661035	MU	Carmel	IN	Actual/360	3.650%	13,860.88	0.00	0.00	N/A	03/01/30	--	4,410,000.00	4,410,000.00	08/01/26
36	323661036	SS	Pennington	NJ	Actual/360	3.980%	14,180.22	6,775.35	0.00	N/A	03/01/30	--	4,137,526.17	4,130,750.82	08/01/26
37	323661037	OF	Las Vegas	NV	Actual/360	4.200%	14,897.33	5,763.65	0.00	N/A	01/01/30	--	4,119,078.80	4,113,315.15	08/01/26
38	323661038	RT	New York	NY	Actual/360	4.050%	13,601.25	0.00	0.00	N/A	02/01/30	--	3,900,000.00	3,900,000.00	08/01/26
39	323661039	SS	Apache Junction	AZ	Actual/360	3.400%	10,774.22	0.00	0.00	N/A	02/01/30	--	3,680,000.00	3,680,000.00	08/01/26
40	307331204	MF	Moncks Corner	SC	Actual/360	4.150%	10,698.05	5,829.46	0.00	N/A	02/06/30	--	2,993,625.89	2,987,796.43	08/06/26
41	323661041	SS	Tucson	AZ	Actual/360	3.400%	9,295.69	0.00	0.00	N/A	02/01/30	--	3,175,000.00	3,175,000.00	08/01/26
42	323661042	SS	Festus	MO	Actual/360	3.890%	9,111.57	5,492.39	0.00	N/A	03/01/30	--	2,720,095.89	2,714,603.50	08/01/26
44	323661044	SS	Phoenix	AZ	Actual/360	3.400%	8,505.19	0.00	0.00	N/A	02/01/30	--	2,905,000.00	2,905,000.00	08/01/26
45	323661045	MH	Houston	TX	Actual/360	3.750%	7,205.24	3,381.58	0.00	N/A	03/01/30	--	2,231,301.27	2,227,919.69	08/01/26
46	323661046	MH	Katy	TX	Actual/360	3.750%	6,335.32	2,973.30	0.00	N/A	03/01/30	--	1,961,905.32	1,958,932.02	08/01/26
47	307331205	MH	Tucson	AZ	Actual/360	4.650%	4,988.40	2,230.52	0.00	N/A	02/06/30	--	1,245,803.02	1,243,572.50	08/06/26
48	300572087	RT	Becker	MN	Actual/360	4.770%	3,795.33	0.00	0.00	03/06/30	09/06/34	--	924,000.00	924,000.00	08/06/26
49	28002365	RT	Kincheloe	MI	Actual/360	4.750%	3,578.99	0.00	0.00	03/06/30	09/06/34	--	875,000.00	875,000.00	08/06/26
Totals							2,305,532.19	381,927.75	0.00				762,543,365.24	762,161,437.49
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	40,852,071.00	0.00	--	--	03/09/26	0.00	0.00	0.00	0.00	0.00	0.00
2	37,937,584.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,668,732.51	0.00	--	--	08/11/25	567,480.00	0.00	112,945.48	112,945.48	0.00	0.00
3A	0.00	0.00	--	--	08/11/25	243,206.00	0.00	48,405.21	48,405.21	0.00	0.00
4	6,952,560.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,093,190.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,160,925.87	1,594,572.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,034,855.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	23,636,498.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	24,849,558.00	6,441,146.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,614,597.44	629,688.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,422,066.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,892,173.08	537,978.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	21,762,386.00	22,646,098.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(1,101,388.16)	(249,177.14)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,420,277.87	1,364,750.87	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	827,203.92	301,090.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	(684,086.32)	0.00	--	--	05/11/26	13,453,940.51	1,008,544.68	(195.12)	700,502.70	639,161.14	0.00
19	1,260,528.71	293,246.93	01/01/23	03/31/23	04/13/26	8,828,416.63	427,561.38	18,237.52	906,722.12	1,538,123.97	0.00
20	782,860.70	830,388.07	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,513,407.86	301,428.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,341,006.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	885,903.40	378,224.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,136,637.14	529,266.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,276,894.30	625,414.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	854,953.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,153,567.00	547,165.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	239,207.00	271,889.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	900,347.17	271,228.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	603,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	485,744.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	622,220.00	305,944.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	679,172.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	273,969.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	666,677.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	309,128.00	58,986.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	417,679.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	411,431.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	332,084.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	211,995.84	58,843.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	83,290.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	81,913.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	210,863,119.28	37,738,171.26				23,093,043.14	1,436,106.06	179,393.09	1,768,575.51	2,177,285.11	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	29,698,442.75	1	15,488,442.75	0	0.00	0	0.00	0	0.00	0	0.00	3.597345%	3.570162%	31
07/17/26	0	0.00	0	0.00	2	29,698,442.75	1	15,488,442.75	0	0.00	0	0.00	0	0.00	0	0.00	3.597468%	3.570288%	32
06/17/26	0	0.00	0	0.00	2	29,698,442.75	1	15,488,442.75	0	0.00	0	0.00	0	0.00	0	0.00	3.597599%	3.570423%	33
05/15/26	0	0.00	0	0.00	2	29,698,442.75	1	15,488,442.75	0	0.00	0	0.00	0	0.00	0	0.00	3.597721%	3.570548%	34
04/17/26	2	50,000,000.00	0	0.00	2	29,698,442.75	1	15,488,442.75	0	0.00	0	0.00	0	0.00	0	0.00	3.597851%	3.570681%	36
03/17/26	0	0.00	0	0.00	2	29,698,442.75	1	15,488,442.75	0	0.00	0	0.00	0	0.00	1	3,043,779.68	3.597972%	3.570806%	37
02/18/26	0	0.00	0	0.00	3	43,753,437.21	1	15,488,442.75	0	0.00	0	0.00	0	0.00	0	0.00	3.603565%	3.571958%	38
01/16/26	0	0.00	0	0.00	3	43,805,962.78	1	15,513,656.70	0	0.00	0	0.00	0	0.00	0	0.00	3.603701%	3.572083%	39
12/17/25	0	0.00	0	0.00	3	43,858,312.33	1	15,538,786.04	0	0.00	2	50,000,000.00	0	0.00	0	0.00	3.603836%	3.565328%	40
11/18/25	0	0.00	0	0.00	3	43,913,697.87	1	15,565,515.97	0	0.00	0	0.00	0	0.00	0	0.00	3.603979%	3.565463%	41
10/20/25	0	0.00	0	0.00	3	43,965,686.38	1	15,590,471.29	0	0.00	0	0.00	0	0.00	0	0.00	3.604113%	3.560785%	42
09/17/25	1	21,450,000.00	0	0.00	3	44,020,723.66	1	15,617,033.36	0	0.00	0	0.00	0	0.00	0	0.00	3.604254%	3.537371%	43
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	303161374	07/08/26	0	B	112,945.48	112,945.48	0.00	35,000,000.00	03/19/25	1
3A	303161376	07/08/26	0	B	48,405.21	48,405.21	0.00	15,000,000.00	03/19/25	1
17	303161359	08/01/24	23	6	(195.12)	700,502.70	916,364.39	15,944,545.19	07/05/23	98		12/06/23
19	303161369	04/01/24	27	6	18,237.52	906,722.12	1,986,764.91	14,210,000.00	02/09/24	2
Totals					179,393.09	1,768,575.51	2,903,129.30	80,154,545.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		60,000,000	60,000,000	0		0
0 - 6 Months		50,000,000	50,000,000	0		0
7 - 12 Months		40,000,000	40,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		570,862,437	541,163,995	14,210,000		15,488,443
49 - 60 Months		0	0	0		0
> 60 Months		41,299,000	41,299,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	762,161,437	732,462,995	0	0	29,698,443	0
Jul-26	762,543,365	732,844,922	0	0	29,698,443	0
Jun-26	762,946,242	733,247,799	0	0	29,698,443	0
May-26	763,325,580	673,627,137	0	0	89,698,443	0
Apr-26	763,725,958	684,027,516	50,000,000	0	29,698,443	0
Mar-26	764,102,724	734,404,281	0	0	29,698,443	0
Feb-26	778,600,378	734,846,940	0	0	43,753,437	0
Jan-26	779,026,965	685,221,002	0	0	93,805,963	0
Dec-25	779,452,142	735,593,829	0	0	43,858,312	0
Nov-25	779,901,625	625,987,927	0	0	153,913,698	0
Oct-25	780,323,911	676,358,224	0	0	103,965,686	0
Sep-25	780,770,605	715,299,881	21,450,000	0	44,020,724	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	323661001	60,000,000.00	60,000,000.00	1,420,000,000.00	02/26/26	31,249,840.00	0.64100	12/31/24	12/09/24	I/O
3	303161374	35,000,000.00	35,000,000.00	228,000,000.00	06/27/25	9,597,982.51	1.19880	12/31/24	03/08/25	I/O
3A	303161376	15,000,000.00	15,000,000.00	228,000,000.00	06/27/25	11,514,603.74	2.68000	--	03/08/25	I/O
17	303161359	15,488,442.75	15,944,545.19	6,030,000.00	04/08/26	(887,689.52)	(0.95510)	12/31/25	01/01/30	285
19	303161369	14,210,000.00	14,210,000.00	8,850,000.00	03/06/26	286,309.43	2.03010	03/31/23	04/01/30	I/O
Totals		139,698,442.75	140,154,545.19	1,890,880,000.00		51,761,046.16

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	323661001	MF	CA	03/14/24	2

Borrower requested Loan transfer to Special Servicer citing low occupancy and near term maturity. Special Servicer has executed a Pre-Negotiation Letter with Borrower and plans to pursue all legal options and consider all alternatives.

3	303161374	MF	CA	03/19/25	1

08.01.2026: The whole loan transferred to special servicing effective 3/19/2025 following the 3/8/2025 maturity default. Collateral for the loan is the fee simple interest in a 283-unit multifamily property located in Tiburon, CA. Counsel has been engaged , and appropriate notices have been issued. The Borrower has also executed a pre-negotiation agreement with the Special Servicer. A loan modification has been agreed to and approved by the trust, and closing of the modification occurred on 11/21/2025. Loa n has been extended to 10/8/2026, and Borrower has an additional 6-month extension option to 4/8/2027. Loan return is expected shortly following final postings, which are in progress.

3A	303161376	Various	Various	03/19/25	1

08.01.2026: The whole loan transferred to special servicing effective 3/19/2025 following the 3/8/2025 maturity default. Collateral for the loan is the fee simple interest in a 283-unit multifamily property located in Tiburon, CA. Counsel has been engaged , and appropriate notices have been issued. The Borrower has also executed a pre-negotiation agreement with the Special Servicer. A loan modification has been agreed to and approved by the trust, and closing of the modification occurred on 11/21/2025. Loa n has been extended to 10/8/2026, and Borrower has an additional 6-month extension option to 4/8/2027. Loan return is expected shortly following final postings, which are in progress.

17	303161359	OF	CO	07/05/23	98

A buyer has been identified and a purchase contract was executed in May 2026. Special Servicer is seeking approval for a receivership sale to a third-party buyer with a projected closing in Q3 2026. In 7/2027 the court approved the proposed

	sale.

19	303161369	MF	NY	02/09/24	2

Borrower remains non-compliant with the scheduling order and counsel reported the issue to the Court in 6/2026. As of 7/2026, a hearing date has not been scheduled. Special Servicer is performing due diligence to evaluate outstanding code

	violations inclu ded in the Alternative Enforcement Program.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	303161374	0.00	3.75000%	0.00	3.75000%	1	11/21/25	11/21/25	--
3A	303161376	0.00	3.75000%	0.00	3.75000%	1	11/21/25	11/21/25	--
14	883101079	0.00	4.04000%	0.00	4.04000%	8	10/07/24	10/06/24	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	323661018 03/17/26	14,054,994.46	10,870,000.00	5,788,280.63	2,712,529.73	5,788,280.63	3,075,750.90	10,979,243.56	0.00	0.00	10,979,243.56	69.41%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,054,994.46	10,870,000.00	5,788,280.63	2,712,529.73	5,788,280.63	3,075,750.90	10,979,243.56	0.00	0.00	10,979,243.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	323661018	03/17/26	0.00	0.00	10,979,243.56	0.00	0.00	10,979,243.56	0.00	0.00	10,979,243.56
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	10,979,243.56	0.00	0.00	10,979,243.56	0.00	0.00	10,979,243.56

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	4,000.00	0.00	0.00	0.00	0.00	52,148.73	0.00	0.00	0.00	0.00
19	0.00	0.00	4,000.00	0.00	0.00	30,161.92	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	79.44	0.00	0.00	0.00
Total	0.00	0.00	8,000.00	0.00	0.00	30,161.92	0.00	52,148.73	79.44	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		90,390.09

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Supplemental Notes
None

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